Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2023	€ 13,620,261	€ 293,413		€ 3,380,331	€ 10,921,686	€ (765,581)	€ (4,585)	€ (192,490)	€ (12,513)	€ 1,206,274	€ 14,826,535
Balance at beginning of period (in shares) at Dec. 31, 2023		293,413,449
Dividends paid	(349,162)				(349,162)						(349,162)
Transactions with noncontrolling interests without loss of control	(3,283)			(3,283)						2,689	(594)
Noncontrolling interests due to changes in consolidation group										(23,000)	(23,000)
Contributions from/ to noncontrolling interests										(155,069)	(155,069)
Put option liabilities	46,454				46,454						46,454
Net Income	471,014				471,014					151,738	622,752
Other comprehensive income (loss) related to:
Foreign currency translation ,net of reclassification adjustments resulting from deconsolidation	(180,056)					(130,855)	63	1,451	(50,715)	(14,164)	(194,220)
Cash flow hedges, net of related tax effects	2,517						2,517				2,517
Pensions, net of related tax effects	12,853							12,853			12,853
Fair value changes, net of related tax effects	1,877								1,877		1,877
Comprehensive income	308,205									137,574	445,779
Balance at end of period at Sep. 30, 2024	13,622,475	€ 293,413		3,377,048	11,089,992	(896,436)	(2,005)	(178,186)	(61,351)	1,168,468	14,790,943
Balance at end of period (in shares) at Sep. 30, 2024		293,413,449
Balance at beginning of period at Dec. 31, 2024	14,576,563	€ 293,413		3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	€ 15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449									293,413,449
Equity-settled share-based payment transactions	3,686			3,686							€ 3,686
Purchase of treasury stock	(600,000)		€ (148,297)	(451,703)							(600,000)
Purchase of treasury stock (in shares)			(3,564,523)
Dividends paid	(422,515)				(422,515)						(422,515)
Transactions with noncontrolling interests without loss of control	(272,835)			(272,835)						(83,692)	(356,527)
Noncontrolling interests due to changes in consolidation group										756	756
Contributions from/ to noncontrolling interests										(157,727)	(157,727)
Put option liabilities	328,407				328,407						328,407
Transfer of cumulative gains/losses of equity investments					21,125				(21,125)
Net Income	651,289				651,289					137,958	789,247
Other comprehensive income (loss) related to:
Foreign currency translation ,net of reclassification adjustments resulting from deconsolidation	(1,391,054)					(1,407,916)	473	16,444	(55)	(129,639)	(1,520,693)
Cash flow hedges, net of related tax effects	18,835						18,835				18,835
Pensions, net of related tax effects	42,558							42,558			42,558
Fair value changes, net of related tax effects	13,866								13,866		13,866
Comprehensive income	(664,506)									8,319	(656,187)
Balance at end of period at Sep. 30, 2025	€ 12,948,800	€ 293,413	€ (148,297)	€ 2,624,556	€ 11,844,593	€ (1,449,880)	€ 6,010	€ (129,056)	€ (92,539)	€ 959,606	€ 13,908,406
Balance at end of period (in shares) at Sep. 30, 2025		293,413,449	(3,564,523)								293,413,449